Shareholder's Equity (Table)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Schedule of Composition of Share Capital

As of December 31, 2020, the “Treasury shares” has the following composition:

	Number of shares	Amount R$ (thousands)	Average price per share - R$
Balance as of December 31, 2019	-	-	-
Used	(1,102,001)	(52,849)	47.53
Acquisition	1,418,702	64,516	45.48
Balance as of December 31, 2020	316,701	11,667	38.04